Summary of Significant Accounting Policies - Summarize Impacts of Adopting Topic 606 on Consolidated Statement of Income (Parenthetical) (Detail) - ASU 2014-09 $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Revenue Recognition [Line Items]
Amortized contract cost asset amount	$ 3,239
Balances without adoption of Topic 606
Revenue Recognition [Line Items]
Amortized contract cost asset amount	3,283
Adjustments
Revenue Recognition [Line Items]
Amortized contract cost asset amount	$ 44